Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
Disclosure of detailed information about right of use assets or lease liabilities [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 24)	$37	$52
Variable lease payments not included in the measurement of lease liabilities	$28,937	$17,090
Expenses relating to short-term leases	$1,045	$958

	Year ended
	December 31,	December 31,
	2024	2023
Recognized in the consolidated statements of cash flows:
Operating activities	$24,421	$14,920
Financing activities	600	580
Total cash outflow for leases	$25,021	$15,500

Disclosure of detailed information about leased building recognized as a right-of-use asset [Table Text Block]
	Buildings	Total
Cost
Balance at December 31, 2023	$2,723	$2,723
Reclassified to assets held for sale (note 6)	(2,723)	(2,723)
Balance at December 31, 2024	$-	$-
Accumulated Depreciation
Balance at December 31, 2023	$1,404	$1,404
Depreciation	255	255
Reclassified to assets held for sale (note 6)	(1,659)	(1,659)
Balance at December 31, 2024	$-	$-
Net Book Value
At December 31, 2023	$1,319	$1,319
At December 31, 2024	$-	$-

Disclosure of detailed information about lease liabilities [Table Text Block]
	December 31,	December 31,
	2024	2023
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$618	$600
One to five years	367	985
Total undiscounted lease liabilities (related to assets held for sale)	$985	$1,585

	December 31,	December 31,
	2024	2023
Lease liabilities included in the consolidated statements of financial position:
Current (reclassified to liabilities held for sale (note 6))	$-	$600
Non-current (reclassified to liabilities held for sale (note 6))	$-	$925